COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2015	Jun. 30, 2017	Aug. 01, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans		$ 419,000
Royalty Percentage		5.00%
Accrued Royalties		$ 2,444,000
Amount of claim		$ 173,000
Minimum Ratio Of Shareholders Equity To Consolidated Assets		20.00%
Minimum Shareholders Equity		$ 20,000
Subsequent Event [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Annual Management Fee			$ 180,000
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements		515,000
Litigation Settlement Interest		2,161,000
Litigation Settlement, Expense		2,676,000
Loss Contingency Accrual, Provision		$ 79,000
Loss Contingency, Settlement Agreement, Terms		14 years
Loss Contingency, Loss in Period	$ 12,800,000